CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Income and Comprehensive Income
Net Income	$ 618,158	$ 107,681	$ 216,691
Other comprehensive income (loss) before tax:
Reclassification to retained earnings due to cumulative effect of accounting change	(605)	0	0
Foreing currency translation adjustment	(6,902)	(3,078)	(4,026)
Adjustment of pension and postretirement benefit plans	(15,497)	(8,465)	(18,691)
Amortization of net losses	21,542	22,428	21,948
Amortization of prior service credit	(3,470)	(3,800)	(3,800)
Unrealized holding losses on debt securities arising during the period	(71,255)	(45,307)	(59,830)
Other-than-temporary impairment included in net income	0	8,299	209
Reclassification adjustment for (gains) losses included in net income (loss)	0	(83)	(38)
Unrealized holding gains on equity securities arising during the period	0	151	164
Reclassification adjustment for gains included in net income	0	(251)	(341)
Unrealized net gains (losses) on cash flow hedges	536	(1,295)	(3,612)
Reclassification adjustment for net (gains) losses included in net income	(1,110)	1,888	3,149
Other comprehensive loss before tax	(76,761)	(29,513)	(64,868)
Income tax (expense) benefit	(561)	(853)	1,468
Total other comprehensive loss, net of tax	(77,322)	(30,366)	(63,400)
Comprehensive income, net of tax	$ 540,836	$ 77,315	$ 153,291